Segment Reporting - Summary of Reconciliation of Adjusted EBITDA and Adjusted EBITDA Margin to Profit Presented in Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Profit for the period	$ 149,086	$ 108,697	$ 77,853
Income tax expense	29,428	11,586	7,647
Inflation adjustment	12,537	1,037	334
Finance income	(128,228)	(18,078)	(2,540)
Finance costs	116,834	24,668	544
Other operating loss / (gain)		697	(2,896)
Impairment (gain) / loss on financial assets	(3,136)	5,534	33
Depreciation and amortization	12,225	8,147	4,747
Secondary offering expenses		89	5,158
Transaction costs			687
Other non-recurring costs	1,663	2,014
Share-based payment non-cash charges, net of forfeitures	11,922	8,684	7,590
Adjusted EBITDA	202,331	153,075	99,157
Revenues	$ 650,351	$ 418,925	$ 244,120
Adjusted EBITDA Margin	31.10%	36.50%	40.60%
Profit Margin	22.90%	25.90%	31.90%